FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2012

This Amendment (Check only one.):
  	is a restatement
 x	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] February 11, 2013

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).








FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
46

Form 13F Information Table Value Total:
$576,176,273
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 December 31, 2012

                                                         	INVEST  VOTING
                                          MARKET          DISCR.  AUTH.
SECURITY              CLASS  CUSIP        VALUE        QTY   SOLE   NONE

COMMON STOCK
AMERICAN TEL & TEL    	COM  	030177109 	   688,210	   20,416	x 	 20,416
ASTORIA FIN'L         	COM  	46265104	   165,532	   17,685	x 	 17,685
AMBAC FIN'L			COM	23139108	     1,440	  100,000	x	100,000
ASTEC INDUST		COM	46224101	 4,236,720	  127,000	x	127,000
BANK OF AMERICA		COM	60505104	   663,941	   57,187  	x    	 57,187
BP PLC			COM	55622104	 3,185,460	   76,500	x	 76,500
BRISTOL MYERS SQUIBB	COM  	110122108	21,419,271	  657,234  	x   	657,234
CFS BANCORP			COM 	12525D102	   616,461	   98,476  	x      98,476
CITIGROUP, INC		COM  	172967101	53,161,123	1,343,810  	x   1,343,810
CHEVRONTEXCO CORP.	COM  	166764100	   908,160	    8,398	x       8,398
COMCAST CL. A		COM	20030N101	 1,196,945	   32,038  	x      32,038
CTM MEDIA CL A		COM	22944D104	   410,880	   10,272	x	 10,272
DIME COMM.BANC		COM  	253922108	 1,302,194	   93,750  	x      93,750
EXXON MOBIL CORP		COM  	30231G102	 1,552,188	   17,934  	x      17,934
FIRST PLACE FIN'L		COM  	33610T109          68	   13,426  	x      13,426
FIRST NIAGARA FIN'L	COM	33582V108   1,412,056	  178,065	x     178,065
FLUSHING FINANCIAL	COM  	343873105   1,234,931	   80,504 	x      80,504
GENERAL ELECTRIC		COM	369604103	   356,830	   17,000	x	 17,000
GENIE ENERGY		COM	903514344	 4,655,037	  655,639	x	655,639
HOLOGIC              	COM 	436440101	30,531,370	1,525,798 	x   1,525,798
IBM                    COM  	459200101     864,657      4,514 	x       4,514
IDT CORP. CL. B		COM  	448847309   6,309,318    661,354	x     661,354
KEYCORP NEW			COM	493267108	   225,521	   26,784	x	 26,784
LANDMARK SVGS. BK.     COM  	514928100	 2,299,821	  115,627	x     115,627
MERCK & CO.			COM  	589331107	44,642,498	1,090,437  	x   1,090,437
MONSANTO 			COM	66166W101	   853,748	    9,020	x       9,020
MBIA INC.			COM	55262C100  23,405,482	2,981,590	x   2,981,590
NAM TAI ELEC.		COM  	629865205  39,817,099	2,881,121  	x   2,881,121
NEW YORK COMMUNITY 	COM  	649445103  47,103,344	3,595,675	x   3,595,675
NEWMARKET GROUP		COM	651587107     298,908	    1,140	x       1,140
NOVARTIS ADR           COM  	66987V109	 2,681,894	   42,368  	x      42,368
NY TIMES CL A.		COM	650111107	40,713,515	4,772,980	x   4,772,980
OLD REPUBLIC           COM  	680223104	35,428,753 	3,316,644  	x   3,316,644
PHI INC. NON-VOTE      COM  	716604202	 1,064,312	   31,780  	x 	 31,780
PFIZER INC.            COM  	717081103	61,917,956	2,468,814  	x   2,468,814
PROVIDENT BANCORP      COM  	74383A109	10,135,428	1,088,672  	x   1,088,672
PATTERSON ENERGY		COM	703481101	35,050,387	1,881,395	x   1,881,395
QUESTAR CORP.          COM  	748356102     315,172	   15,950  	x      15,950
SEABOARD CORP.         COM  	811543107	35,122,324    13,883  	x      13,883
SLM CORP.			COM	78443P106	33,228,586	1,939,789  	x   1,939,789
RSTK TRINITY PLACE     COM  	80656D911	 3,730,716	  753,680  	x     753,680
TCF FIN'L              COM  	872275102	   296,023    24,364  	x  	 24,364
TRAVELERS			COM	89417E109	 2,272,671	   31,644	x      31,644
USG INC.			COM	903293405	 4,968,390	  177,000	x	177,000
VOXX INTERNATIONAL	COM	91829F104	15,594,433	2,317,152	x   2,317,152
VOLVO                  COM  	928856400	   136,500 	   10,000  	x      10,000

TOTALS                                 576,176,273 35,394,509	   35,394,509